Net finance costs	12 Months Ended
Dec. 31, 2023
Net finance costs
Net finance costs
24	Net finance costs

	December 31, 2023	December 31, 2022	December 31, 2021
Finance income:
Income from financial investments	8,207	7,406	4,321
Foreign-exchange gain	38,877	136,544	46,302
Gains on derivatives	24,451	25,655	18,585
Interest received	1,325	2,549	99
Monetary variation	2,374	117	314
Other finance income	11	725	195
	75,245	172,996	69,816
Finance costs:
Exchange variation loss	(47,052)	(131,970)	(49,237)
Loss on derivatives	(9,716)	(15,366)	(18,112)
Interest and charges on loans and leases (note 15)	(83,541)	(73,837)	(29,729)
Monetary variation	(5,097)	(9,018)	(3,092)
Other finance costs	(6,020)	(16,451)	(3,878)
	(151,426)	(246,642)	(104,048)
Net finance costs	(76,181)	(73,646)	(34,232)